EQUITY (Details Narrative)									3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 13, 2023	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Oct. 26, 2022	Mar. 29, 2022 USD ($) $ / shares shares	Nov. 04, 2021 USD ($) $ / shares	Nov. 04, 2021 USD ($) $ / shares shares	Nov. 04, 2021 CAD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 CAD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2022 $ / shares	Nov. 04, 2021 $ / shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized												Unlimited		Unlimited	Unlimited	Unlimited
Common stock, par value | $ / shares		$ 0	$ 0						$ 0		$ 0	$ 0		$ 0		$ 0
Common stock, shares issued | shares		551,503	551,503						551,503		551,503	551,503		483,150		275,752
Common stock, shares outstanding | shares		551,503	551,503						551,503		551,503	551,503		483,150		275,752
Proceeds from allocated warrants												$ 781,953
Warrants issued									$ (93,861)	$ (18,302)		$ (93,861)	$ (1,058,703)	$ (1,059,197)
Risk free interest rate													1.50%	1.50%	1.50%
Expected life													10 years	10 years	10 years
Volatility rate													96.56%	96.56%	96.56%
Dividend rate
Issuance costs												$ 93,861	$ 1,067,374	$ 1,067,868
Fair value of common stock																54,958
Fair value of common stock																2,468,750
Percentage issued and outstanding for common stock		10.00%	10.00%						10.00%		10.00%	10.00%		10.00%
Vested term												10 years		10 years	10 years
Aggregate intrinsic value of options outstanding and exercisable
Exercise price range, minimum | $ / shares												$ 9.00		$ 8.76
Exercise price range, maximum | $ / shares												$ 90.00		$ 87.60
Weighted average remaining contractual life												6 years 10 months 28 days		7 years 8 months 19 days	7 years 8 months 19 days
Options granted | shares												833		13,749	13,749	0
Share-based payment expense												$ 318	604,861	$ 546,335		$ 2,870
Fair value adjustments of warrants									$ (136)	$ (72,838)	$ 930	(22,570)	(152,869)	(178,509)
Gain on fair value adjustment of warrants												$ 23,500	$ 152,869	178,509
Stockholder equity reverse stock split				60:1 reverse stock split					60:1 reverse stock split
Number of warrants for which exercise price amended | shares												253,966
Price per share | $ / shares										$ 10.17			$ 10.17
Payments for repurchase of warrants			$ 544,164
Deemed dividend									$ (543,234)		$ 543,234	$ (543,234)
Recognized share-based payment expense										185		$ 318	$ 604,861
Loss on fair value adjustment of warrants									$ 1,066	$ 72,838
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Stockholder equity reverse stock split	4:1 reverse stock split
Service Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued | shares																4,818
Fair value of common stock																$ 54,958
Property Acquisition Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued | shares																104,167
Fair value of common stock																$ 2,468,750
Warrant Exercise Incentive Program [Member]
Subsidiary, Sale of Stock [Line Items]
Stock shares new issue | shares		68,353
Common stock, gross proceeds		$ 781,953
Issuance costs		$ 62,556
Shares Issued, Price Per Share | $ / shares		$ 11.44	$ 11.44						$ 11.44		$ 11.44	$ 11.44
Proceeds from issuance of common stock		$ 688,092
Number of warrants issued as a finders fee | shares		5,470
Value of incentive warrants		$ 449,005
Value of incentive warrants		35,919
Legal Fees		$ 31,305
Warrant Exercise Incentive Program [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price | $ / shares												50.40
Warrant Exercise Incentive Program [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price | $ / shares												$ 11.44
Think Equity LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Other expenses														131,560
Cash commission														$ 754,058
Broker warrants | shares														19,640
Broker warrants														$ 858,429
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Risk free interest rate						0.98%						0.98%		3.79%	3.79%
Expected life						2 years						2 years		1 year	1 year
Volatility rate						153.02%						153.02%		135.59%	135.59%
Dividend rate						0.00%						0.00%
Price per share | $ / shares						$ 11.45	$ 11.45							$ 1.46
Incentive Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Risk free interest rate		4.21%
Expected life		3 years 9 months
Volatility rate		137.62%
Dividend rate		0.00%
Incentive Warrants [Member] | Warrant Exercise Incentive Program [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants term		5 years	5 years						5 years		5 years	5 years
Price per share | $ / shares		$ 18.00	$ 18.00						$ 18.00		$ 18.00	$ 18.00
Finder Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Risk free interest rate		3.68%
Expected life		5 years
Volatility rate		128.81%
Dividend rate		0.00%
Non Brokered Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock shares new issue | shares							11,029	11,029						11,029	11,029
Sale of stock price per share | (per share)						$ 51.84	$ 51.84							$ 51.84			$ 64.80	$ 64.80
Common stock, gross proceeds							$ 571,760	$ 714,700						$ 571,760	$ 714,700
Exercise price | (per share)														$ 94.61			$ 129.60
Proceeds from allocated warrants														$ 202,009
Warrants and rights outstanding														$ 34,733
Risk free interest rate														0.98%	0.98%
Expected life														2 years	2 years
Volatility rate														153.02%	153.02%
Dividend rate														0.00%	0.00%
Other expenses														$ 800
Issuance costs														$ 8,671
Non Brokered Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock shares new issue | shares														670	670
Warrants issued														$ 24,543
Brokered Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock shares new issue | shares					196,369									196,369	196,369
Sale of stock price per share | $ / shares					$ 38.40									$ 38.40
Common stock, gross proceeds					$ 7,540,580									$ 7,540,580
Exercise price | $ / shares														$ 50.40
Proceeds from allocated warrants														$ 607,170
Risk free interest rate														2.45%	2.45%
Expected life														5 years	5 years
Volatility rate														134.66%	134.66%
Dividend rate														0.00%	0.00%
Other expenses														$ 159,271
Warrants term														5 years
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Other expenses														$ 140,475
Number of shares issued with private placement | shares														5,515
Fair value adjustments of warrants						$ 202,009						$ 202,009